Inventory - Schedule Of Inventory (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Schedule of inventory [Abstract]
Finished products	$ 6,031,753	$ 3,349,382
Impairment of finished products	(3,819,955)	(1,255,649)
Accessories and spare parts	1,025,366	632,000
Impairment of accessories and spare parts	(839,693)	(316,000)
Total	$ 2,397,471	$ 2,409,733